UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
BlackRock International Dividend ETF

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2025
Date of reporting period:
11/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock International Dividend ETF
BIDD | NYSE Arca
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock International Dividend ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock International Dividend ETF	$34	0.68%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(1.80)%	10.38%	6.93%	5.09%
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62
Key Fund statistics
Net Assets	$749,528,125
Number of Portfolio Holdings	41
Portfolio Turnover Rate	37%
As of the close of trading on the New York Stock Exchange on November 15, 2024, BlackRock International Dividend Fund, a series of BlackRock FundsSM, (the "Predecessor Fund") reorganized into the Fund, which was newly organized pursuant to an Agreement and Plan of Reorganization. The Institutional Shares of the Predecessor Fund is the accounting and performance survivor.
Performance shown prior to June 12, 2017 are the returns of the Predecessor Fund when it followed different investment strategies under the name BlackRock International Opportunities Portfolio.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United Kingdom	15.3%
France	10.8%
United States	10.8%
Germany	9.1%
Japan	7.4%
Taiwan	6.6%
Canada	6.3%
Sweden	5.5%
Netherlands	5.1%
Denmark	5.0%
Other#	18.4%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Novo Nordisk A/S, Class B	5.0%
RELX PLC	3.6%
L'Air Liquide SA	3.4%
HDFC Bank Ltd.	3.2%
Keyence Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Assa Abloy AB, Class B	3.0%
AstraZeneca PLC	3.0%
Shell PLC	3.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Dividend ETF
Semi-Annual Shareholder Report — November 30, 2024
BIDD-11/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services– Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

November 30, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust
• BlackRock International Dividend ETF | BIDD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments (unaudited)
November 30, 2024
BlackRock International Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 6.3%
Canadian National Railway Co.	161,422	$ 18,037,111
Teck Resources Ltd., Class B	319,274	14,920,966
TELUS Corp.	916,322	14,254,843
		47,212,920
China — 2.8%
Tencent Holdings Ltd., ADR	405,297	20,913,325
Denmark — 5.0%
Novo Nordisk A/S, Class B	352,499	37,777,236
France — 10.8%
Cie de Saint-Gobain SA	157,828	14,411,176
L’Air Liquide SA	152,289	25,331,023
LVMH Moet Hennessy Louis Vuitton SE	36,588	22,936,600
Sanofi SA	187,879	18,248,157
		80,926,956
Germany — 9.1%
adidas AG, Class N	64,863	15,338,735
Beiersdorf AG	170,537	22,126,234
Deutsche Telekom AG, Class N, Registered Shares	367,090	11,743,547
SAP SE	80,229	19,051,637
		68,260,153
India — 3.3%
AceVector Ltd., Series I, (Acquired 05/07/14, Cost: $7,423,816)(a)(b)(c)	1,595,200	607,902
HDFC Bank Ltd., ADR	359,972	24,031,731
		24,639,633
Indonesia — 1.5%
Bank Rakyat Indonesia Persero Tbk PT	41,161,000	11,088,557
Italy — 3.0%
FinecoBank Banca Fineco SpA	1,392,587	22,345,325
Japan — 7.4%
Keyence Corp.	54,400	23,603,771
SMC Corp.	27,100	11,563,526
Sony Group Corp.	1,007,700	20,230,913
		55,398,210
Netherlands — 5.1%
ASML Holding NV	28,130	19,221,464
Koninklijke KPN NV	4,962,388	19,250,729
		38,472,193
Singapore — 2.4%
United Overseas Bank Ltd.	653,354	17,739,042
Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	1,945,020	18,372,941
Sweden — 5.5%
Assa Abloy AB, Class B	743,474	22,833,698
Atlas Copco AB, Class A	1,141,039	18,240,754
		41,074,452
Security	Shares	Value
Switzerland — 3.0%
Nestle SA, Class N, Registered Shares	123,802	$ 10,750,926
Zurich Insurance Group AG, Class N	18,854	11,966,898
		22,717,824
Taiwan — 6.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,590,000	49,545,267
United Kingdom — 15.3%
AstraZeneca PLC	166,442	22,527,016
Diageo PLC	686,833	20,518,981
Haleon PLC	2,497,240	11,912,129
RELX PLC	565,671	26,641,720
Shell PLC	691,259	22,424,153
Taylor Wimpey PLC	6,542,203	10,916,847
		114,940,846
United States — 10.3%
Baker Hughes Co., Class A	249,901	10,983,149
General Electric Co.	82,059	14,947,867
Mastercard, Inc., Class A	28,069	14,959,093
Otis Worldwide Corp.	149,016	15,345,668
Texas Instruments, Inc.	102,694	20,644,575
		76,880,352
Total Long-Term Investments — 99.8% (Cost: $675,719,016)		748,305,232
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	3,840,000	3,840,000
Total Short-Term Securities — 0.5% (Cost: $3,840,000)		3,840,000
Total Investments — 100.3% (Cost: $679,559,016)		752,145,232
Liabilities in Excess of Other Assets — (0.3)%		(2,617,107)
Net Assets — 100.0%		$ 749,528,125

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $607,902, representing 0.1% of its net assets as of period end, and an original cost of $7,423,816.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2024
BlackRock International Dividend ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 3,840,000 (a)	$ —	$ —	$ —	$ 3,840,000	3,840,000	$ 7,491	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(b)	536,652	—	(536,652)(a)	—	—	—	—	258,082	—
				$ —	$ —	$ 3,840,000		$ 265,573	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 47,212,920	$ —	$ —	$ 47,212,920
China	20,913,325	—	—	20,913,325
Denmark	—	37,777,236	—	37,777,236
France	—	80,926,956	—	80,926,956
Germany	—	68,260,153	—	68,260,153
India	24,031,731	—	607,902	24,639,633
Indonesia	—	11,088,557	—	11,088,557
Italy	—	22,345,325	—	22,345,325
Japan	—	55,398,210	—	55,398,210
Netherlands	19,250,729	19,221,464	—	38,472,193
Singapore	—	17,739,042	—	17,739,042
Spain	—	18,372,941	—	18,372,941
Sweden	—	41,074,452	—	41,074,452
Switzerland	—	22,717,824	—	22,717,824
Taiwan	—	49,545,267	—	49,545,267
United Kingdom	—	114,940,846	—	114,940,846
United States	76,880,352	—	—	76,880,352
Short-Term Securities
Money Market Funds	3,840,000	—	—	3,840,000
	$ 192,129,057	$ 559,408,273	$ 607,902	$ 752,145,232
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
November 30, 2024

BlackRock International Dividend ETF
ASSETS
Investments, at value — unaffiliated(a)	$ 748,305,232
Investments, at value — affiliated(b)	3,840,000
Cash	4,670
Receivables:
Investments sold	211,642
Dividends — unaffiliated	1,215,748
Dividends — affiliated	7,491
Total assets	753,584,783
LIABILITIES
Payables:
Accounting services fees	17,591
Administration fees	15,172
Capital shares redeemed	2,381,074
Investment advisory fees	283,684
IRS compliance fee for foreign withholding tax claims	954,812
Professional fees	16,817
Reorganization costs	182,781
Transfer agent fees	204,727
Total liabilities	4,056,658
Commitments and contingent liabilities
NET ASSETS	$ 749,528,125
NET ASSETS CONSIST OF
Paid-in capital	$ 676,342,083
Accumulated earnings	73,186,042
NET ASSETS	$ 749,528,125
NET ASSET VALUE
Shares outstanding	29,354,563
Net asset value	$ 25.53
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$675,719,016
(b) Investments, at cost—affiliated	$3,840,000
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended November 30, 2024

BlackRock International Dividend ETF(a)
INVESTMENT INCOME
Dividends — unaffiliated	$6,632,724
Dividends — affiliated	265,573
Interest — unaffiliated	1,514
Other income — unaffiliated	8,923
Foreign taxes withheld	(465,456)
Foreign withholding tax claims	108,302
IRS compliance fee for foreign withholding tax claims	(24,216)
Total investment income	6,527,364
EXPENSES
Investment advisory	2,480,987
Transfer agent — class specific	485,739
Administration	158,666
Reorganization	154,469
Registration	130,208
Administration — class specific	76,375
Custodian	63,731
Professional	53,135
Accounting services	37,637
Service and distribution — class specific	30,445
Printing and postage	24,534
Interest expense — unaffiliated	17,492
Trustees and Officer	5,614
Miscellaneous	15,376
Total expenses	3,734,408
Less:
Administration fees waived by the Investment Adviser — class specific	(66,216)
Fees waived and/or reimbursed by the Manager	(137)
Fees waived and/or reimbursed by the Investment Adviser	(477,659)
Transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific	(264,011)
Total expenses after fees waived and/or reimbursed	2,926,385
Net investment income	3,600,979
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated(b)	22,266,410
Foreign currency transactions	215,405
In-kind redemptions — unaffiliated	3,518,652
26,000,467
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(46,116,280)
Foreign currency translations	(19,196)
(46,135,476)
Net realized and unrealized loss	(20,135,009)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,534,030)
(a) During the year the Fund converted from a mutual fund to an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial Statements
for information on the Fund’s reorganization.

(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(90,948)
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock International Dividend ETF(a)
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,600,979	$13,241,156
Net realized gain (loss)	26,000,467	(10,909,234)
Net change in unrealized appreciation (depreciation)	(46,135,476)	90,934,411
Net increase (decrease) in net assets resulting from operations	(16,534,030)	93,266,333
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(14,144,433)	(9,705,515)
Investor A	(3,138,833)	(2,302,905)
Investor C	(105,431)	(63,643)
Class K	(1,896,336)	(1,364,928)
Decrease in net assets resulting from distributions to shareholders	(19,285,033)	(13,436,991)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	49,459,482	36,925,249
NET ASSETS
Total increase in net assets	13,640,419	116,754,591
Beginning of period	735,887,706	619,133,115
End of period	$749,528,125	$735,887,706

(a)
During the year the Fund converted from a mutual fund to an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial Statements for
information on the Fund’s reorganization.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock International Dividend ETF(a)
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20	Year Ended 09/30/19

Net asset value, beginning of period	$26.62	$23.73	$23.39	$26.28	$20.41	$20.73	$21.08
Net investment income(b)	0.12	0.46	0.62	0.46	0.61	0.30	0.51
Net realized and unrealized gain (loss)	(0.58)	2.89	0.41	(1.77)	5.64	(0.29)	0.23
Net increase (decrease) from investment operations	(0.46)	3.35	1.03	(1.31)	6.25	0.01	0.74
Distributions(c)
From net investment income	(0.34)	(0.46)	(0.31)	(0.57)	(0.38)	(0.28)	(0.48)
From net realized gain	(0.29)	—	(0.38)	(1.01)	—	(0.05)	(0.61)
Total distributions	(0.63)	(0.46)	(0.69)	(1.58)	(0.38)	(0.33)	(1.09)
Net asset value, end of period	$25.53	$26.62	$23.73	$23.39	$26.28	$20.41	$20.73
Total Return(d)
Based on net asset value	(1.80)%(e)	14.35%	4.81%	(5.23)%	30.98%	0.08%(e)	3.86%
Ratios to Average Net Assets(f)
Total expenses	0.89%(g)(h)(i)	0.87%	1.07%	1.18%	1.13%	1.17%(h)(j)	1.15%
Total expenses after fees waived and/or reimbursed	0.68%(g)(h)(i)	0.67%	0.84%	0.87%	0.84%	0.84%(h)(j)	0.84%
Net investment income	0.87%(h)	1.88%	2.71%	1.85%	2.63%	2.23%(h)(j)	2.52%
Supplemental Data
Net assets, end of period (000)	$749,528	$519,289	$432,855	$118,637	$101,899	$74,681	$83,814
Portfolio turnover rate(k)	37%	71%	34%	50%	83%	29%	22%

(a)
As of the close of trading on the New York Stock Exchange on November 15, 2024, BlackRock International Dividend Fund was reorganized into the Fund. The activity in the table above is for the accounting survivor, Institutional Shares of BlackRock International Dividend Fund, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 1.3833. See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.

(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Reorganization costs were not annualized in the calculation of the expense ratios.  If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.90% and 0.69%, respectively.

(h)	Annualized.
(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.87% and 0.66%, respectively.
(j)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.19% and 0.84%, respectively.

(k)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
Fund Name	Diversification Classification
BlackRock International Dividend ETF	Diversified
On July 30, 2024, the  Board of Trustees of the Trust (the “Board”) approved a proposal to change the name of the Fund to iShares International Dividend Active ETF. This change is expected to become effective on or about February 19, 2025.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Reorganization: The Board of Trustees of BlackRock FundsSM (the “Predecessor Board”), on behalf of BlackRock International Dividend Fund (the “Predecessor Fund”), approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which the Predecessor Fund reorganized into the Fund.  The Reorganization was completed as of the close of trading on the New York Stock Exchange on November 15, 2024 and was not subject to approval by shareholders of the Predecessor Fund. The Fund has the same investment objective, strategies and policies and portfolio management team as the Predecessor Fund.
The Fund was a newly-formed “shell” fund that had not commenced operations prior to the Reorganization and therefore did not have performance history prior to the Reorganization.   The Fund had been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Predecessor Fund and continue the business of the Predecessor Fund. In connection with the Reorganization, shareholders of the Predecessor Fund received ETF shares of the Fund equal in value to the number of shares of the Predecessor Fund they own, including a cash payment in lieu of fractional shares of the Fund, which cash payment may be taxable. After the Reorganization, Institutional Shares of the Predecessor Fund was the accounting and performance survivor, meaning that the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
The Reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratio:
Predecessor Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Shares of the Acquiring Fund
Institutional	16,947,450	1.38330000	23,443,408
Investor A	2,999,258	1.27104800	3,812,201
Investor C	123,009	1.07851600	132,667
Class K	2,058,201	1.38354800	2,847,619
The Predecessor Fund’s net assets and composition of net assets as of the close of trading on the New York Stock Exchange on November 15, 2024, the valuation date of the reorganization, were as follows:
Net assets	$755,897,280
Paid-in-capital	698,747,368
Accumulated earnings	57,149,912
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Prior to the Reorganization, the Fund had not yet commenced operations and had no assets or liabilities. The Predecessor Fund’s fair value and cost of financial instruments prior to the Reorganization were as follows:
Predecessor Fund	Fair Value of Investments	Cost of Investments
BlackRock International Dividend Fund	$ 751,175,290	$ 691,202,655
Prior to the Reorganization, the Predecessor Fund’s fiscal year end was May 31. The fiscal year end for the Fund is April 30.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Prior to November 16, 2024, income, expenses and realized and unrealized gains and losses were allocated daily to each class of the Predecessor Fund based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Effective November 18, 2024, dividends and distributions are paid in U.S. dollars, if any, and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Prior to November 16, 2024, expenses directly related to the Predecessor Fund or its classes were charged to the Predecessor Fund or the applicable class. Expenses directly related to the Predecessor Fund and other shared expenses prorated to the Predecessor Fund were allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BAL, were prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of BFA as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.60%
$1 billion - $3 billion	0.56
$3 billion - $5 billion	0.54
$5 billion - $10 billion	0.52
Greater than $10 billion	0.51
For the period November 16, 2024 through November 30, 2024, the Fund paid BFA a total of $187,302, which is included in investment advisory fees in the Statement of Operations.
Prior to November 16, 2024, BlackRock FundsSM (the "Predecessor Trust"), on behalf of the Predecessor Fund, had entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (“BAL” or the  “Investment Adviser”), the Predecessor Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), provided investment advisory services. BAL was responsible for the management of the Predecessor Fund’s portfolio and provided the personnel, facilities, equipment and certain other services necessary to the operations of the Predecessor Fund. For such services, the Predecessor Fund paid BAL a monthly fee at an annual rate equal to the following percentages of the average daily value of the Predecessor Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.600%
$1 billion - $3 billion	0.560
$3 billion - $5 billion	0.540
$5 billion - $10 billion	0.520
Greater than $10 billion	0.510
For the period June 1, 2024 through November 15, 2024, the Predecessor Fund paid BAL a total of $2,293,685, which is included in investment advisory fees in the Statement of Operations.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Service and Distribution Fees:  Prior to November 16, 2024, the Predecessor Trust, on behalf of the Predecessor Fund, had entered into a Distribution Agreement and a Distribution and Service Plan with BRIL, an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the  Predecessor Fund paid BRIL service and distribution fees. The fees were accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Predecessor Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provided shareholder servicing and distribution services to the Predecessor Fund. The service and/or distribution fee compensated BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the period June 1, 2024 through November 15, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Predecessor Fund:
	Investor A	Investor C	Total
Service and Distribution — class specific	$ 27,104	$ 3,341	$ 30,445

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Administration:  Prior to November 16, 2024, the Predecessor Trust, on behalf of the Predecessor Fund, had entered into an Administration Agreement with BAL, to provide administrative services. For these services, BAL received an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Predecessor Fund. The administration fee, which is shown as administration in the Statement of Operations, was paid at the annual rates as follows:
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, prior to November 16, 2024, BAL charged each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the period June 1, 2024 through November 15, 2024, the following table shows the class specific administration fees borne directly by each share class of the Predecessor Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 56,562	$ 12,032	$ 373	$ 7,408	$ 76,375
Transfer Agent:  Prior to November 16, 2024, pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provided the Predecessor Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities received an asset-based fee or an annual fee per shareholder account, which varied depending on share class and/or net assets.  For the period June 1, 2024 through November 15, 2024, the Predecessor Fund did not pay any amounts to affiliates in return for these services.
Prior to November 16, 2024, BAL maintained a call center that was responsible for providing certain shareholder services to the Predecessor Fund. Shareholder services included responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period June 1, 2024 through November 15, 2024, the Predecessor Fund reimbursed BAL the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Total
Reimbursed amounts	$ 1,595	$ 699	$ 106	$ 118	$ 2,518
For the period June 1, 2024 through November 15, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Predecessor Fund:
	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees — class specific	$ 389,915	$ 87,734	$ 4,164	$ 3,926	$ 485,739
Other Fees:  For the period June 1, 2024 through November 15, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Predecessor Fund’s Investor A Shares for a total of $483.
For the period June 1, 2024 through November 15, 2024, affiliates received contingent deferred sales charges as follows:
Fund Name	Investor A	Investor C
BlackRock International Dividend Fund	$ 32	$ 33
Expense Limitations, Waivers and Reimbursements:  BFA has contractually agreed to waive a portion of its investment advisory fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its investment advisory fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period November 16, 2024 through November 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements was $137.
Prior to November 16, 2024, with respect to the Predecessor Fund, BAL contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Predecessor Fund paid to BAL indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement could have been terminated upon 90 days’ notice by a majority of the trustees who were not “interested persons” of the Predecessor Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Predecessor Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below was reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Investment Adviser in the Statement of Operations. For the period June 1, 2024 through November 15, 2024, BAL waived a total of $3,793.
Prior to November 16, 2024, with respect to the Predecessor Fund, BAL had contractually agreed to waive its investment advisory fee with respect to any portion of the Predecessor Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that had a contractual management fee through
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

June 30, 2026. The contractual agreement could have been terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the  Predecessor Fund.  This amount is included in fees waived and/or reimbursed by the Investment Adviser in the Statement of Operations.  For the period November 16, 2024 through November 30, 2024, there were no fees waived by the Investment Adviser pursuant to this arrangement.
With respect to the Predecessor Fund, BAL had contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Predecessor Fund’s business (“expense limitation”). For the period June 1, 2024 through November 15, 2024, expense limitations as a percentage of average daily net assets were as follows:
Share Class	Expense Limitation
Institutional	0.65%
Investor A	0.90
Investor C	1.65
Class K	0.60
BAL had agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Predecessor Fund’s Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Predecessor Fund.  For the period June 1, 2024 through November 15, 2024, BAL waived and/or reimbursed investment advisory fees of $473,866 which is included in fees waived and/or reimbursed by the Investment Adviser in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Investment Adviser are included in administration fees waived by the Investment Adviser — class specific and transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific, respectively, in the Statement of Operations.  For the period June 1, 2024 through November 15, 2024, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived by the Investment Adviser — class specific	$ 56,562	$ 2,179	$ 68	$ 7,407	$ 66,216

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific	$ 248,295	$ 11,208	$ 582	$ 3,926	$ 264,011
Sub-Adviser: BFA has entered into separate sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser” or “BIL”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.
Prior to November 16, 2024, BAL entered into separate sub-advisory agreements with BIL, an affiliate of BAL. BAL paid BIL, for services it provided for that portion of the Predecessor Fund for which BIL acted as sub-adviser, a monthly fee that was equal to a percentage of the investment advisory fees paid by the Predecessor Fund to BAL.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
Trustees and Officers:  Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
5.
 PURCHASES AND SALES
For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
BlackRock International Dividend ETF	$ 356,837,493	$ 301,814,726
For the six months ended November 30, 2024, in-kind transactions were as follows:
Fund Name	Purchases	Sales
BlackRock International Dividend ETF	$ —	$ 18,597,528
6.
INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of May 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $14,312,825.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock International Dividend ETF	$ 680,992,337	$ 104,260,069	$ (33,107,174)	$ 71,152,895
7.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

8.
 CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Period from 11/16/24 to 11/30/24
Fund Name	Shares	Amounts
BlackRock International Dividend ETF(a)
Shares issued in reorganization	30,235,895	$ 755,897,280
Shares redeemed	(881,332)	(22,406,831)
	29,354,563	$ 733,490,449

	Period from 06/01/24 to 11/15/24		Year Ended 05/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock International Dividend Fund(a)
Institutional
Shares sold	6,442,616	$ 237,355,331	9,816,189	$ 328,663,471
Shares issued in reinvestment of distributions	151,435	5,624,256	272,838	9,209,734
Shares redeemed	(3,744,999)	(136,933,652)	(9,178,188)	(307,341,218)
Shares converted in reorganization	(16,947,450)	(586,085,098)	—	—
	(14,098,398)	$ (480,039,163)	910,839	$ 30,531,987
Investor A
Shares sold and automatic conversion of shares	303,416	$ 10,385,466	701,634	$ 21,794,880
Shares issued in reinvestment of distributions	40,866	1,395,129	72,025	2,243,948
Shares redeemed	(1,272,401)	(42,139,913)	(858,667)	(26,686,177)
Shares converted in reorganization	(2,999,258)	(95,305,085)	—	—
	(3,927,377)	$ (125,664,403)	(85,008)	$ (2,647,349)
Investor C
Shares sold	13,744	$ 397,491	31,067	$ 825,606
Shares issued in reinvestment of distributions	1,476	42,891	2,372	63,357
Shares redeemed and automatic conversion of shares	(37,165)	(1,056,927)	(63,264)	(1,695,558)
Shares converted in reorganization	(123,009)	(3,316,676)	—	—
	(144,954)	$ (3,933,221)	(29,825)	$ (806,595)
Class K
Shares sold	231,184	$ 8,557,168	1,250,900	$ 42,132,615
Shares issued in reinvestment of distributions	23,810	884,000	40,417	1,364,927
Shares redeemed	(348,616)	(12,644,927)	(977,770)	(33,650,336)
Shares converted in reorganization	(2,058,201)	(71,190,421)	—	—
	(2,151,823)	$ (74,394,180)	313,547	$ 9,847,206
	9,032,011	$ 49,459,482	1,109,553	$ 36,925,249
(a) See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed.  In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
9.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of November 30, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Fund is seeking a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each independent trustee for services to the Funds from BFA’s investment management fees.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
Boston, MA 02114
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on March 5-7, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock International Dividend ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.  Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the estimated actual management fee rate and estimated total expense ratio would rank in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoint structure, fee waivers, and expense caps, as applicable.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on March 5-7, 2024 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to BlackRock International Dividend ETF (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). At the Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund. At the Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Meeting is included in this shareholder report. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: January 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: January 21, 2025